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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 2240

LADENBURG THALMANN ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

450 Wireless Blvd,   Hauppauge, New York 11788

                                                                  (Address of principal executive offices)

                (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:   June 30

Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Ladenburg Thalmann Alternative Strategies Fund									Item 1, Exhibit A
Investment Company Act file number:
Reporting Period: *September 28, 2010 through June 30, 2011
*Inception of Fund
FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	The Cushing MLP Total Return Fund	SRV	231631102	Annual - 5/12/2011	1286 2300 6835 - Directors Recommend - (1) Brian R. Bruce	MGMT	Y	FOR	FOR
2	The Cushing MLP Total Return Fund	SRV	231631102	Annual - 5/12/2011	1286 2300 6835 - Proposal - (2) Amendment to the declaration of trust.	MGMT	Y	FOR	FOR
3	Solar Capital LTD	SLRC	83413U100	Annual - 6/9/2011	1286 2265 4070 - Directors Recommend - (1) Bruce Spohler, (2) Steven Hochberg	MGMT	Y	FOR	FOR
4	Solar Capital LTD	SLRC	83413U100	Annual - 6/9/2011	1286 2265 4070 - Proposal - (2) The ratification of the selection of KPMG LLP as the Independent registered public accounting firm for Solar Capital LTD for the fiscal year ending December 31,2011	MGMT	Y	FOR	FOR
5	Solar Capital LTD	SLRC	83413U100	Annual - 6/9/2011

1286 2265 4070 - (3) To approve a proposal to authorize Solar Capital LTD, with the approval of its Board of Directors, to sell shares of its common stock at a price or prices below Solar Capital LTD's then current net asset value per share in one or more offerings.

						MGMT	Y	FOR	FOR
6	Solar Capital LTD	SLRC	83413U100	Annual - 6/9/2011

1286 2265 4070 - (4) To approve a proposal to authorize Solar Capital LTD to issue securities to subscribe to, convert to, or purchase shares of Solar Capital LTD's common stock in one or more offerings.

						MGMT	Y	FOR	FOR
7	Pacific Office Properties Trust, Inc.	Private Fund	N/A	Annual - 05/26/2011	6651 7546 1198 470 - Directors Recommend (A) - (1) Jay H. Shidler, (2) Michael W. Brennan (3),Robert L. Denton, (4)Clay W. Hamlin, III, (5) Paul M. Higbee, (6) James R. Ingebritsen	MGMT	Y	FOR	FOR
8	Pacific Office Properties Trust, Inc.	Private Fund	N/A	Annual - 05/26/2011	6651 7546 1198 470 - (2) To ratify the appointment of Ernst & Young LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2011	MGMT	Y	FOR	FOR
9	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (1A) Election of Director: Lloyd Mcadams	MGMT	Y	FOR	FOR
10	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (1B) Election of Director: Lee A. Ault	MGMT	Y	FOR	FOR
11	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (1C) Election of Director: Charles H. Black	MGMT	Y	FOR	FOR
12	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (1D) Election of Director: Joe E. Davis	MGMT	Y	FOR	FOR
13	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (1E) Election of Director: Robert C. Davis	MGMT	Y	FOR	FOR
14	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (1F) Election of Director: Joseph E. Mcadams	MGMT	Y	FOR	FOR
15	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (02) The approval of the externalization proposal	MGMT	Y	FOR	FOR
16	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (03) An advisory vote on the approval of the compensation of our named executive officers.	MGMT	Y	FOR	FOR
17	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (04) An advisory vote on the frequency of the advisory vote on executive compensation.	MGMT	Y	1YR	FOR
18	Anworth Mortgage Asset Corporation	ANH	037347101	Annual - 05/25/2011	5911 9793 7799 - Proposal - (05)To ratify the appointment of Mcgladrey & Pullen LLP, as our independent registered public accounting firm for the fiscal year ending December 31, 2011	MGMT	Y	FOR	FOR
19	Kayne Anderson Energy Total Return	KYE	48660P104	Annual - 06/14/2011	6142 8437 1972 - Directors Recommend - (01) Gerald I Isenberg	MGMT	Y	FOR	FOR
20	Kayne Anderson Energy Total Return	KYE	48660P104	Annual - 06/14/2011	6142 8437 1972 - (2) - The ratification of the selection of PriceWaterHouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending November 30, 2011	MGMT	Y	FOR	FOR
21	Kayne Anderson Energy Total Return	KYE	48660P104	Annual - 06/14/2011

6142 8437 1972 - (3) - The approval of a proposal to authorize the company to sell shares of its common stock at a net price less than the net asset value per share, subject to the gross price (before underwriting fees, commissions and offering expenses) being above the net asset value per share.

						MGMT	Y	FOR	FOR
22	Strategic Storage Trust Inc.	Private Fund	N/A	Annual - 06/16/2011	700 405 753 547 0 - Election of Directors (1) H. Michael Schwartz, (2) Harold "Skip" Perry, (3) Timothy S. Morris	MGMT	Y	FOR	FOR
23	Strategic Storage Trust Inc.	Private Fund	N/A	Annual - 06/16/2011	700 405 753 547 0 - (2) - For the ratification of the appointment of Reznick Group, P.C. as our independent registered public accounting firm for the fiscal year ending December 31, 2011	MGMT	Y	FOR	FOR
24	Strategic Storage Trust Inc.	Private Fund	N/A	Annual - 06/16/2011	700 405 753 547 0 - (2) - For the approval of an amendment and restatement of our charter.	MGMT	Y	FOR	FOR
25	Kayne Anderson Midstream/Energy Fund	KYN	48661E108	Annual - 06/30/2011	2288 1866 5976 - Directors Recommend: (01) - Kevin S. Mccarthy	MGMT	Y	FOR	FOR
26	Kayne Anderson Midstream/Energy Fund	KYN	48661E108	Annual - 06/30/2011	2288 1866 5976 - (2) - The ratification of the selection of Price Waterhouse Cooper LLP as the Fund's independent registered public accounting firm for the fiscal year ending November 30, 2011	MGMT	Y	FOR	FOR
27	Kayne Anderson Midstream/Energy Fund	KYN	48661E108	Annual - 06/30/2011

2288 1866 5976 - (3) - The approval of a proposal to authorize the fund to sell shares of its common stock at a net price below the net asset value per share, subject to the gross price (Before underwriting fees, commissions and offering expenses) being greater than the net asset value per share.

						MGMT	Y	FOR	FOR
28	Kayne Anderson Midstream/Energy Fund	KYN	48661E108	Annual - 06/30/2011

2288 1866 5976 - (4) - To vote and otherwise represent the undersigned on any other matter that may properly come before the annual meeting or any adjournment or postponement thereof in the discretion of the proxy holder.

						MGMT	Y	AGAINST	FOR
29	Hines Global REIT, Inc.	Private Fund	N/A	Annual - 08/24/2011

314 700 901 - Directors Recommends - (Item 1) (01) Jeffrey C. Hines, (02) C. Hastings Johnson, (03) Charles M. Baughn, (04) Jack L. Farley, (05) Thomas L. Mitchell, (06) John S. Moody, (07) Peter Shaper

						MGMT	Y	FOR	FOR
30	Hines Global REIT, Inc.	Private Fund	N/A	Annual - 08/24/2011	314 700 901 - (Item 2) - Approval of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2011.	MGMT	Y	FOR	FOR

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Ladenburg Thalmann Alternative Strategies Fund

By (Signature and Title)*    /s/ Andrew Rogers

      Andrew Rogers, President

Date: 8/4/2011

* Print the name and title of each signing officer under his or her signature.